Assets Held for Sale and Discontinued Operations - Summary of Profit on Disposal of Discontinued Operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	€ 736	€ 678	€ 125
- working capital and provisions	83	132	29
Net assets disposed	781	860	167
Reclassification of currency translation effects on disposal	66	15	9
Total	847	875	176
Net cash inflow arising on disposal
Less: cash and cash equivalents disposed	(45)	(60)	(11)
Total Group net cash inflow arising on disposal	2,096	3,009	€ 222
Discontinued operations [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	1,309	472
- cash and cash equivalents	100	18
- working capital and provisions	596	367
- current tax	2
- lease liabilities	(367)
- deferred tax	(28)	(14)
- retirement benefit obligations	(42)
- non-controlling interests	(8)
Net assets disposed	1,562	843
Reclassification of currency translation effects on disposal	(123)	(27)
Total	1,439	816
Proceeds from disposal (net of disposal costs)	1,663	2,379
Profit on disposal from discontinued operations	224	1,563
Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations	1,663	2,379
Less: cash and cash equivalents disposed	(100)	(18)
Total Group net cash inflow arising on disposal	€ 1,563	€ 2,361